Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Classes of current inventories [abstract]
Summary of Inventories
Inventories as of December 31, 2022 and 2023 are as follows:

		2022
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,522,171	(1,350)	4,520,821
Merchandises		1,001	—	1,001
Work-in-progress		172,089	(75)	172,014
Finished goods		52,642	(57)	52,585
Supplies		2,814,377	—	2,814,377
Inventories-in-transit		2,356,444	—	2,356,444
Other inventories		13,490	—	13,490

	￦	9,932,214	(1,482)	9,930,732

		2023
		Acquisition cost	Valuation allowance	Book value
		In millions of won
Raw materials	￦	4,624,638	(1,387)	4,623,251
Merchandises		335	—	335
Work-in-progress		187,304	—	187,304
Finished goods		97,272	(57)	97,215
Supplies		2,930,978	—	2,930,978
Inventories-in-transit		1,021,797	—	1,021,797
Other inventories		14,735	—	14,735

	￦	8,877,059	(1,444)	8,875,615